Summary of Significant Accounting Policies - Consolidated balance sheet and statement of operations and comprehensive loss (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Liabilities and Stockholders' Equity:
Accrued expenses and other current liabilities		$ 6,229	$ 3,164	$ 2,161	$ 2,480
Total current liabilities		24,919	15,348	10,114	10,433
Additional paid-in capital		9,314	4,860	2,709	2,439
Accumulated deficit		(150,300)	(131,998)	(108,661)	(108,710)
Total liabilities and stockholders' equity	$ 0	$ 131,009	$ 133,819	$ 24,020	23,701
Adjustment [Member]
Liabilities and Stockholders' Equity:
Accrued expenses and other current liabilities					(319)
Total current liabilities					(319)
Additional paid-in capital					270
Accumulated deficit					49
Total liabilities and stockholders' equity					$ 319